111 West Monroe Street Chicago, Illinois 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

VIA EDGAR

November 18, 2020

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded Fund IV

Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded Fund IV (the “Registrant”), we are transmitting for electronic filing pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant’s registration statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to FT Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF, a series of the Registrant. It is proposed that this filing will become effective on December 21, 2020.

If you have any questions please do not hesitate to contact Morrison C. Warren at (312) 845-3484.

Very truly yours,
/s/ CHAPMAN AND CUTLER LLP
Chapman And Cutler llp